Revenue recognition (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net premiums written	$ 109,271	[1]	$ 86,334	[1]	$ 217,263	[1]	$ 143,151	[1]	$ 345,608	[2]	$ 292,707	[2]	$ 0	[2]
Escrow, title-related and other fees	20,065		13,382		38,640		26,556		61,275		62,017		46
Total other revenues	650		707		1,879		1,525		2,931		3,361		139
Total revenues	129,986		100,423		257,782		171,232		409,814		358,085		185
Eliminations
Disaggregation of Revenue [Line Items]
Net premiums written	(110)		0		(880)		0		0		0		0
Escrow, title-related and other fees	(26,612)		(16,294)		(47,091)		(30,992)		(70,414)		(68,488)		0
Total other revenues	0		0		0		0		0		0		0
Total revenues	(26,722)		(16,294)		(47,971)		(30,992)		(70,414)		(68,488)		0
Underwriting | Operating Segments
Disaggregation of Revenue [Line Items]
Net premiums written	109,381		86,334		218,143		143,151		345,608		292,707		0
Escrow, title-related and other fees	389		293		1,798		598		2,099		873		10
Interest and investment income	540		386		991		853		2,086		2,411		23
Realized gains and losses, net	73		6		805		18		146		(6)		(1)
Total other revenues	613		392		1,796		871		2,232		2,405		22
Total revenues	110,383		87,019		221,737		144,620		349,939		295,985		32
Distribution | Operating Segments
Disaggregation of Revenue [Line Items]
Net premiums written	0		0		0		0		0		0		0
Escrow, title-related and other fees	46,288		29,383		83,933		56,950		129,590		129,632		36
Interest and investment income	37		149		87		272		325		1,026		117
Realized gains and losses, net	0		166		(4)		382		374		(70)		0
Total other revenues	37		315		83		654		699		956		117
Total revenues	46,325		29,698		84,016		57,604		130,289		130,588		153
Direct Agent Insurance Premiums | Eliminations
Disaggregation of Revenue [Line Items]
Net premiums written	(110)		0		(880)		0
Direct Agent Insurance Premiums | Underwriting | Operating Segments
Disaggregation of Revenue [Line Items]
Net premiums written	31,281		19,022		55,854		36,253		81,420		78,666		0
Third-Party Agent Title Insurance Premiums | Underwriting | Operating Segments
Disaggregation of Revenue [Line Items]
Net premiums written	78,100		67,312		162,289		106,898		264,188		214,041		0
Escrow Fees | Distribution | Operating Segments
Disaggregation of Revenue [Line Items]
Escrow, title-related and other fees	15,755		9,245		29,135		17,875		41,438		39,062		0
Other Title Fees | Eliminations
Disaggregation of Revenue [Line Items]
Escrow, title-related and other fees	(26,612)		(16,294)		(47,091)		(30,992)		(70,414)		(68,488)		0
Other Title Fees | Underwriting | Operating Segments
Disaggregation of Revenue [Line Items]
Escrow, title-related and other fees	389		293		1,798		598		2,099		873		10
Other Title Fees | Distribution | Operating Segments
Disaggregation of Revenue [Line Items]
Escrow, title-related and other fees	$ 30,533		$ 20,138		$ 54,798		$ 39,075		$ 88,152		$ 90,570		$ 36

[1]	Net premiums written includes revenues from a related party of $27.0 million and $24.3 million during the three months ended June 30, 2021 and 2020, respectively. Net premiums written includes revenues from a related party of $51.6 million and $41.3 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[2]	Net premiums written includes revenues from a related party of $88.6 million and $73.1 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).